FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative assets	$ 216	$ 182
Derivative liabilities	381	181
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	90	142
Derivative liabilities	241	129
Derivatives designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	75	65
Derivative liabilities	72	28
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	15	77
Derivative liabilities	169	101
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	126	40
Derivative liabilities	140	52
Derivatives not designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	48	11
Derivative liabilities	48	12
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	78	29
Derivative liabilities	$ 92	$ 40